Business Combinations - Fair value adjustments (Details) - USD ($) $ in Thousands	7 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	May 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Identifiable assets acquired and liabilities assumed:
Goodwill	$ 763,388 [1]	$ 619,298		$ 779,896	$ 656,256
MTN telecom towers in South Africa
Disclosure of detailed information about business combination [line items]
Gross consideration			$ 421,239
Net cash consideration			421,239
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment			251,683
Customer related intangible asset			121,465
Network related intangible asset			69,741
Right of use asset			211,936
Lease liabilities			(211,936)
Deferred tax			(51,625)
Provisions for other liabilities and charges			(34,419)
Total identifiable net assets acquired			$ 356,845
Revenue - post-acquisition	71,398
Profit (Loss) - post-acquisition	$ (20,542)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.